Note 16 - Segmented Information - Segment Earnings (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statement Line Items [Line Items]
Segmented assets	$ 1,736,278		$ 1,736,278	$ 1,302,004
Segmented liabilities	1,031,682		1,031,682	743,410
Segmented revenue	895,205	$ 960,159	1,007,169		$ 1,040,514
Segmented direct costs	29,486	55,086	74,422		93,206
Segmented selling, general & administrative	153,914	313,659	430,917		624,624
Segmented profit / (loss)	430,651	477,208	116,129	(37,271)	(66,885)
Foreign exchange gain / (loss)	(4,457)	34,615	(7,324)		63,956
Interest expense and other financial expense	(20,316)	(23,972)	(24,547)		(38,924)
Share-based payment	(29,001)	(49,663)	(56,759)		(73,071)
Other comprehensive income (loss)			(26,886)	$ 31,566	636
Total Comprehensive Income (Loss)	418,142	478,062	89,243		(66,249)
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	117,687	175,619	117,687		175,619
Segmented liabilities	218,457	90,617	218,457		90,617
Segmented revenue			149,182		162,376
Segmented direct costs			30,215		51,032
Segmented selling, general & administrative			78,762		153,703
Segmented profit / (loss)			(80,930)		(242,295)
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,576,836	1,154,500	1,576,836		1,154,500
Segmented liabilities	475,622	126,457	475,622		126,457
Segmented revenue			857,988		878,138
Segmented direct costs			44,206		42,174
Segmented selling, general & administrative			90,778		61,864
Segmented profit / (loss)			547,423		632,952
Head office [member]
Statement Line Items [Line Items]
Segmented assets	41,755	95,571	41,755		95,571
Segmented liabilities	337,603	648,040	337,603		648,040
Segmented revenue
Segmented direct costs
Segmented selling, general & administrative			261,377		409,056
Segmented profit / (loss)			(261,734)		(409,502)
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	1,736,275	1,425,690	1,736,275		1,425,690
Segmented liabilities	$ 1,031,682	$ 864,114	1,031,682		864,114
Segmented revenue			1,007,169		1,040,514
Segmented direct costs			74,422		93,206
Segmented selling, general & administrative			430,917		624,624
Segmented profit / (loss)			$ 204,759		$ (18,845)